Business segment reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	R$ 57,634,318	R$ 56,678,560	R$ 46,884,034
Equity instrument income	85,528	83,647	22,179
Income from companies accounted for by the equity method	458,313	312,986	239,236
Net fee and commission income	17,495,456	17,205,209	15,639,965
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	131,263	129,005	3,794,686
Other operating expense (net)	(808,321)	(652,121)	(715,790)
TOTAL INCOME	74,996,557	73,757,286	65,864,310
Personnel expenses	(11,699,346)	(11,597,996)	(10,813,926)
Other administrative expenses	9,239,092	(8,818,508)	(8,748,715)
Depreciation and amortization	(2,625,783)	(2,731,018)	(2,740,950)
Provisions (net)	(4,978,678)	(4,595,238)	(4,424,412)
Impairment losses on financial assets (net)	(29,539,862)	(28,484,030)	(28,008,086)
Impairment losses on non-financial assets (net)	(396,946)	(252,487)	(250,173)
Other non-financial gains (losses)	212,144	1,912,219	1,043,603
OPERATING PROFIT BEFORE TAX (1)	16,728,994	19,190,228	11,921,651
Currency Hedge(1)	(363,712)	664,616	(163,165)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	16,365,282	19,854,844	11,758,486
Condensed Income Statement Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	53,125,730	51,563,173	44,651,967
Equity instrument income	7,579	5,109	3,514
Income from companies accounted for by the equity method	373,830	259,321	184,889
Net fee and commission income	15,396,640	14,943,536	13,269,837
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(4,206,481)	(1,487,662)	(1,125,430)
Other operating expense (net)	(703,532)	(479,848)	(595,993)
TOTAL INCOME	63,993,766	64,803,629	56,388,784
Personnel expenses	(10,568,513)	(10,534,033)	(9,753,972)
Other administrative expenses	8,208,448	(7,835,919)	(7,866,949)
Depreciation and amortization	(2,466,865)	(2,599,134)	(2,621,353)
Provisions (net)	(4,894,082)	(4,582,750)	(4,404,408)
Impairment losses on financial assets (net)	(28,817,676)	(28,450,756)	(26,582,759)
Impairment losses on non-financial assets (net)	(312,712)	(252,550)	(250,044)
Other non-financial gains (losses)	212,144	1,912,219	1,043,603
OPERATING PROFIT BEFORE TAX (1)	8,937,614	12,460,706	5,952,902
Currency Hedge(1)	(363,712)	664,616	(163,165)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	8,573,902	13,125,322	5,789,737
Condensed Income Statement Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	4,508,588	5,115,387	2,232,067
Equity instrument income	77,949	78,538	18,665
Income from companies accounted for by the equity method	84,483	53,665	54,347
Net fee and commission income	2,098,816	2,261,673	2,370,128
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	4,337,744	1,616,667	4,920,116
Other operating expense (net)	(104,789)	(172,273)	(119,797)
TOTAL INCOME	11,002,791	8,953,657	9,475,526
Personnel expenses	(1,130,833)	(1,063,963)	(1,059,954)
Other administrative expenses	1,030,644	(982,589)	(881,766)
Depreciation and amortization	(158,918)	(131,884)	(119,597)
Provisions (net)	(84,596)	(12,488)	(20,004)
Impairment losses on financial assets (net)	(722,186)	(33,274)	(1,425,327)
Impairment losses on non-financial assets (net)	(84,234)	63	(129)
Other non-financial gains (losses)
OPERATING PROFIT BEFORE TAX (1)	7,791,380	6,729,522	5,968,749
Currency Hedge(1)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	R$ 7,791,380	R$ 6,729,522	R$ 5,968,749